PENDING MERGER WITH ANI (Details) (USD $)				0 Months Ended				0 Months Ended
	Dec. 31, 2012 Minimum	Oct. 03, 2012 Agreement and Plan of Merger item	Oct. 03, 2012 Agreement and Plan of Merger Minimum	Oct. 03, 2012 Agreement and Plan of Merger Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Minimum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Voting Agreements item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Lock-Up Agreements	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum
PENDING MERGER WITH ANI
Percentage of outstanding shares of common stock of combined company owned by current stockholders		47.00%		49.90%	53.00%	50.10%
Net cash on determination date prior to the closing date of the Merger		$ 18,000,000
Number of directors of the entity in board of directors of the combined company		2			5
Reverse split ratio			0.2	0.5
Net cash required to obligate the entity to effect merger	17,000,000		17,000,000
Termination fee payable under specified circumstances				1,000,000			750,000
Reimbursement of expenses in connection with merger				500,000
Percentage of outstanding shares of capital stock held by stockholders as of the close of business								90.00%
Number of stockholders holding 57 percent of outstanding shares of common stock								1
Percentage of outstanding shares of common stock held by stockholders who agreed to vote in favor of election of directors								57.00%
Number of directors designated by the entity at the first annual meeting of stockholders following the completion of the Merger								2
Percentage of outstanding shares of common stock held collectively by specified personnel who entered into voting agreements								2.00%	85.00%
Locking period on the sale of shares of the Company's common stock received in the Merger									6 months
Number of contingent value rights issued in exchange for one share of common stock (in shares)										1
Period during which net cash payments can be received after distribution of rights										10 years
Net cash payments to be distributed to holders of the CVRs expressed as percentage of net cash payments received										66.00%
Aggregate net cash payments to be distributed to holders of CVRs											$ 40,000,000